Cover	May 24, 2024
Cover [Abstract]
Entity Registrant Name	ROYALTY MANAGEMENT HOLDING CORPORATION
Entity Central Index Key	0001843656
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 24, 2024
Entity Ex Transition Period	false
Entity File Number	001-40233
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Security 12b Title	Common stock par value $0.0001 per share
Trading Symbol	RMCO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false